Document And Entity Information	12 Months Ended
Dec. 31, 2021 shares
Document Information [Line Items]
Entity Registrant Name	Tenaris SA
Document Type	20-F
Document Registration Statement	false
Document Shell Company Report	false
Document Transition Report	false
Document Annual Report	true
Entity File Number	001-31518
Entity Central Index Key	0001190723
Current Fiscal Year End Date	--12-31
Entity Filer Category	Large Accelerated Filer
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	Yes
Entity Emerging Growth Company	false
Entity Interactive Data Current	Yes
Entity Common Stock, Shares Outstanding (in shares)	1,180,536,830
Entity Shell Company	false
Document Period End Date	Dec. 31, 2021
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Amendment Flag	false
ICFR Auditor Attestation Flag	true
Document Accounting Standard	International Financial Reporting Standards
Entity Incorporation, State or Country Code	N4
Entity Address, Address Line One	26, Boulevard Royal – 4th Floor
Entity Address, Postal Zip Code	L-2449
Entity Address, City or Town	Luxembourg
Entity Address, Country	LU
Auditor Name	PricewaterhouseCoopers
Auditor Firm ID	1328
Auditor Location	Luxembourg
Business Contact
Document Information [Line Items]
Contact Personnel Name	Javier Cayzac
Entity Address, Address Line One	26, Boulevard Royal – 4th Floor
Entity Address, Postal Zip Code	L-2449
Entity Address, City or Town	Luxembourg
Entity Address, Country	LU
City Area Code	(352)
Local Phone Number	26 47 89 78
American Depositary Shares (“ADSs”)
Document Information [Line Items]
Title of 12(b) Security	American Depositary Shares
Trading Symbol	ts
Security Exchange Name	NYSE
Ordinary shares
Document Information [Line Items]
Title of 12(b) Security	Ordinary Shares, par value $1.00 per share
Trading Symbol	ts
Security Exchange Name	NYSE